RECEIVABLES (Details 2) CAD in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Receivables
Maximum borrowing capacity			$ 13,953,995		$ 13,492,872
Off-Book Receivables			13,217
Number of conduit facilities | item		2
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	2	3
Retail
Receivables
Off-Book Receivables			13,217
Retail committed asset-backed facilities
Receivables
Asset-backed transactions securitized		$ 3,414,656	4,405,135
Outstanding amount of transactions securitized			$ 6,893,949		6,736,423
Remaining period of transactions securitized		37 months	41 months
Maximum borrowing capacity					1,631,665
Term of credit agreement		2 years
Conduit facilities, $500 million renewable in May 2015
Receivables
Maximum borrowing capacity					500,000
Conduit facilities, $300 million renewable in May 2015
Receivables
Maximum borrowing capacity					300,000
Conduit facilities renewable in December 2016 | Canada
Receivables
Maximum borrowing capacity				CAD 585,750	$ 505,695
Asset-backed notes
Receivables
Additional borrowing issued		$ 367,300